2018 IBEW/NECA Employee Benefits Conference Lesyllee White January 26, 2018 AFL - CIO HOUSING INVESTMENT TRUST www.aflcio - hit.com

AFL - CIO Housing Investment Trust 1 $ 6.2 billion investment grade fixed - income portfolio 100% union construction requirement Includes 101 IBEW - affiliated funds with holdings of $897 million 377 Taft - Hartley pension plans/labor organizations ▪ $ 4.57 billion in net assets ▪ 74% total net assets ▪ 285 building trades funds and 92 industrial and service funds; 44 of these are Health & Welfare plans 12 public employee plans • $ 1.63 billion in net assets • 26% total assets As of December 31, 2017

AFL - CIO Housing Investment Trust 2 OBJECTIVE: Generate competitive risk - adjusted fixed - income returns versus the Bloomberg Barclays U.S. Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . – Expertise in government/agency multifamily MBS – Directly sources construction - related multifamily MBS – Focus on construction - related multifamily MBS can provide a yield advantage. – Substitution of prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark can make the HIT a better source of diversification than other core fixed - income strategies.

Cycle of Sustainable Investment



Union pension funds invest in HIT
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HIT finances development projects through guaranteed securities
The HIT Investment Cycle
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Construction securities help provide competitive returns
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Construction projects generate good union jobs
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Union workers contribute to pension funds

The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to finance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HIT and the cycle continues.

AFL-CIO Housing Investment Trust

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AFL - CIO Housing Investment Trust 4 3.58% 2.50% 2.39% 4.38% 3.17% 2.08% 1.96% 3.94% 3.54% 2.24% 2.10% 4.01% -1.0% 0.0% 1.0% 2.0% 3.0% 4.0% 5.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate Annualized Total Returns versus Benchmark As of December 31, 2017 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . HIT’s gross returns exceeded the Barclays Aggregate for the 1 - , 3 - , 5 - and 10 - year periods ending December 31, 2017.

AFL - CIO Housing Investment Trust 5 • 24 out of 25 consecutive years outperforming the benchmark on a gross basis • No principal losses in the past 18 years • HIT’s investments since inception in 1984:* - 163.8 million hours of union construction work nationally - $10.8 billion invested by the HIT in 497 projects in 29 states - 108,356 housing and healthcare units - 67% of units affordable to working families As of December 31, 2017 *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

▪ HIT named to the “2017 Best Places to Work” in Money Management program by Pensions & Investments ▪ 2017 Total Investment Activity – 22 Deals totaling $446 million , representing total development investment of $1.7 billion – HIT: invested $421.7 million in 19 deals – BACDE: $24.5 million in New Markets Tax Credits in 3 deals AFL - CIO Housing Investment Trust 6

AFL - CIO Housing Investment Trust 7 Since Inception (1984 – 2017) Total hours of IBEW work generated: 24,575,000 Total hours of union work generated: 163,833,500 Last 10 Years (2008 – 2017) Total hours of IBEW work generated: 8,232,400 Total hours of union work generated: 54,882,500 As of December 31, 2017 *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

Successful history focusing on multifamily investment initiatives Initiatives include: • Midwest @Work Strategy • New York City Housing Investment Strategy AFL - CIO Housing Investment Trust 8

AFL - CIO Housing Investment Trust 9 • Spur economic development in the industrial Midwest. • Investing throughout the Midwest states that border the Great Lakes, from Upstate New York to Minnesota. Investments in Select Midwest Cities Since Inception (1984 - 2017)* Cities Chicago Area St. Louis Area Twin Cities Area # of Projects 47 32 47 HIT Investment ($) $739.4 million $736.8 million $816.1 million Total Dev. Cost ($) $1.7 billion $1.2 billion $1.3 billion Union Construction Hours 16.5 million 13.5 million 12.5 million Housing Units 11,343 5,067 7,332 Total Economic Impact $2.5 billion $2.0 billion $2.3 billion *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

AFL - CIO Housing Investment Trust 10 Impacts of MidWest@Work : Projected vs. Actual Impacts to Date* Projected 2016 - 2023 Actual 2016 - 2017 Total Number of Projects 90 20 Total Investment $ 1.2B $0.4B Total Development Investment $ 2.1B $0.9B Total Economic Impact $ 3.8B $1.6B Total Jobs Created 25,150 8,440 Union Construction Jobs Created 9,720 3,840 Total Income Generated $ 1.4B $0.6B Total Tax Revenue Generated (Local, State, and Federal) $0.4B $0.2B *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

AFL - CIO Housing Investment Trust 11 HIT began its New York City Community Investment Initiative in 2002 to help New York City address its urgent affordable housing needs in the aftermath of September 11 th . In 2015 , HIT announced the current phase of its commitment to preserve and create affordable and workforce housing and to generate union construction jobs. This New York City Housing Investment Strategy is a $1 billion commitment to finance 20,000 housing units by the end of 2022. Primary components are: • New construction goal of 5,000 - 7,500 housing units • Preservation goal of 12,500 - 15,000 affordable housing units • Working with city and state agencies to finance affordable housing and improve existing public housing This strategy has invested nearly $169 million in 8 investments with 3,906 affordable housing units from late 2015 through December 2017. 33 Bond Street, Brooklyn (HIT financed in 2016 and 2017)

AFL - CIO Housing Investment Trust 12 New York City Impact 2002 – 2017* • 52 total projects financed • 36,158 housing and healthcare units created or preserved • 95% of the units are affordable or workforce housing • $1.3 billion of HIT capital invested • $3.1 billion in total development investment • $ 6.7 billion in estimated value of those projects • 13,070 total jobs created across industry sectors including 6,550 union construction jobs As of December 31, 2017 *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

AFL - CIO Housing Investment Trust 13 • Strong market momentum and optimism leading into 2018. However, inflation continues to remain below FOMC target. Global central bank tightening and end of QE could slow or end stock market rally. Geopolitical risks continue to remain at elevated levels. • Yield curve should continue to flatten and possibly invert with Fed tightening and low inflation. • In this environment, the HIT will continue to manage its portfolio to provide higher income and less credit risk than its benchmark • High credit quality government/agency multifamily MBS offer relative value, with higher yields and lower credit risk than many other fixed - income investment alternatives . • HIT’s investment structure is designed to provide more stable cash flows and safety than many other investments.

AFL - CIO Housing Investment Trust 14 • HIT’s focus on multifamily securities should continue to provide opportunities to earn superior yield, put union members to work, create affordable housing for working families and spur economic development across the nation. • The HIT is well - positioned to participate in large high - impact development projects with more than $6 billion in net assets. • Outlook is for continued asset growth based on HIT’s long track record of competitive returns and ability to create jobs and stimulate local economies. • Strong demand for rental and affordable housing is expected for many years. This should help build the HIT’s pipeline of investments to execute its strategy.

AFL - CIO Housing Investment Trust 15 Union Flats St. Paul, MN New Construction Union Flats HIT Commitment $30,630,000 Total Development Cost $68,476,863 Total Housing Units 217 Estimated Union Job Hours 615,800* IBEW Local 110 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

AFL - CIO Housing Investment Trust 16 Portner Flats Washington, DC New Construction Portner Flats HIT Commitment $24,000,000 Total Development Cost $43,261,631 Total Housing Units 96 Estimated Union Job Hours 418,700 IBEW Local 26 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

AFL - CIO Housing Investment Trust 17 Gateway North Lynn, MA New Construction Gateway North HIT Commitment $19,444,000 Total Development Cost $31,130,857 Total Housing Units 71 Estimated Union Job Hours 257,300 IBEW Local 103 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

AFL - CIO Housing Investment Trust 18 606 West 57th Street Manhattan, NY New Construction 606 West 57th Street HIT Commitment (2016 and 2017 Bonds) $51,000,000 Total Development Cost $384,126,725 Total Housing Units 682 Estimated Union Job Hours 684,700 IBEW Local 3 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

AFL - CIO Housing Investment Trust 19 Northland Central Buffalo, NY Adaptive Reuse Northland Central Building America CDE New Markets Tax Credits $9,000,000 Total Development Cost $110,590,381 Estimated Union Job Hours 1,020,500 Workforce Training Center 139,500 SF IBEW Local 41 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

AFL - CIO Housing Investment Trust 20 Lathrop Homes Chicago , IL Substantial Rehabilitation Lathrop Homes HIT Commitment $22,000,000 Total Development Cost $175,865,785 Total Housing Units 414 Estimated Union Job Hours 1,580,200 IBEW Local 134 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. In 2016 dollars.

AFL - CIO Housing Investment Trust 21 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. Lesyllee White, Executive Vice President/ Managing Director of Defined Benefit Marketing lwhite@aflcio - hit.com Emily Johnstone , Executive Vice President & Managing Director of Defined Contribution Marketing ejohnstone@aflcio - hit.com Kevin Murphy, Regional Marketing Director kmurphy@aflcio - hit.com Washington, DC, Headquarters 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 Brian Norton, Northeast Regional Marketing Director bnorton@aflcio - hit.com Vanessa Parrish, Business Development Manager vparrish@aflcio - hit.com Paul Sommers, Midwest Regional Marketing Director psommers@aflcio - hit.com